Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows used in operating activities
Net loss	$ (2,870)	$ (2,664)
Adjustments for:
Share based compensation	690	1,007
Depreciation equipment	2
Issued stock for commission		32
Amortization and others	345	0
Accounts receivable and other receivables	(11)	64
Prepaid expense	(55)	(41)
Inventories	3	1
Accounts payable and accrued liabilities	290	(232)
Security deposit	13
Net cash flows used in operating activities	(1,593)	(1,833)
Cash flows from (used in) financing activities
Proceeds from the issuance of share capital	5,000	1,832
Repayment of operation lease and financing obligation	(60)	0
Net cash flows provided by financing activities	4,940	1,832
Cash flows used in investing activities
Net increase (decrease) in cash	3,347	(1)
Cash, beginning of the period	7,946	851
Cash, end of the period	11,293	850
SUPPLEMENTAL DISCLOSURE
Income taxes paid
Interest paid
Operation lease right-of-use asset	$ 329